Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2025
Investments accounted for using equity method [abstract]
Disclosure of Detailed Information of Post Tax Earnings in its YPL Investment

The Company’s share of post-tax earnings (losses) in its YPL investment was comprised of the following items in 2024:

Year ended December 31,
(millions of U.S. dollars)	2024
Decrease in LSEG share price	(86)
Foreign exchange losses on LSEG shares	(3)
Dividend income	6
Gain from call options	22
Historical excluded equity adjustment(1)	129
YPL - Share of post-tax earnings in equity method investments	68

(1)
Represents income from the recognition of the remaining cumulative impact of equity transactions that were excluded from the Company’s investment in YPL.

Summary Financial Information

Set forth below is summarized financial information for 100% of YPL for the six months ended June 30, 2024 when YPL was a material associate of the Company.

Six months ended June 30,
(millions of U.S. dollars)	2024
Mark-to-market of LSEG shares	(394)
Dividend income	32
Gain from call options	92
Net loss	(270)
Total comprehensive loss	(270)